PREFERRED STOCK AND COMMON STOCK WARRANTS	12 Months Ended
Dec. 31, 2011
PREFERRED STOCK AND COMMON STOCK WARRANTS [Abstract]
PREFERRED STOCK AND COMMON STOCK WARRANTS
NOTE 16:            PREFERRED STOCK AND COMMON STOCK WARRANTS

On January 30, 2009, as part of the U.S. Department of the Treasury's Troubled Asset Relief Program's Capital Purchase Program (“CPP”), the Company entered into a Securities Purchase Agreement - Standard Terms with the United States Department of the Treasury (the "Treasury") pursuant to which the Company sold to the Treasury 17,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the "Series A Preferred Stock") and issued a ten year warrant (the "Warrant") to purchase 459,459 shares of the Company's common stock (the "Common Stock") for $5.55 per share (the "Warrant Shares") for a total purchase price of $17.0 million (the "Transaction").

The Series A Preferred Stock qualifies as Tier 1 capital and is entitled to cumulative preferred dividends at a rate of 5% per year for the first five years, payable quarterly, and 9% thereafter. The Series A Preferred Stock has a liquidation preference of $1,000 per share, plus accrued and unpaid dividends.  The failure by the Company to pay a total of six quarterly dividends, whether or not consecutive, gives the holders of the Series A Preferred Stock the right to elect two directors to the Company's Board of Directors.

The Company may redeem the Series A Preferred Stock for $1,000 per share, plus accrued and unpaid dividends, in whole or in part, subject to regulatory approval.

The Warrant is exercisable immediately upon issuance and expires in ten years. The Warrant has anti-dilution protections and certain other protections for the holder of the Warrant, as well as potential registration rights upon written request from the Treasury.  The Treasury has agreed not to exercise voting rights with respect to the Warrant Shares that it may acquire upon exercise of the Warrant. If the Series A Preferred Stock is redeemed in whole, the Company has the right to purchase any shares of the Common Stock held by the Treasury at their fair market value at that time.

The Company is subject to certain contractual restrictions under the CPP and the Certificate of Designations for the Series A Preferred Stock that could prohibit the Company from declaring or paying dividends on its common stock or the Series A Preferred Stock.

The proceeds from the CPP were allocated between the Series A Preferred Stock and the Warrant based on a fair value assigned using a discounted cash flow model.  This resulted in an initial value of $15,622,189 for the Series A Preferred Stock and $1,377,811 for the Warrants.  The discount of approximately $1.4 million on the Series A Preferred Stock is being accreted over the straight-line method (which approximates the level-yield method) over five years ending February 28, 2014.

On February 17, 2009, the American Recovery and Reinvestment Act of 2009 (the “ARRA”) was signed into law.  The ARRA imposes certain additional executive compensation and corporate expenditure limits on all current and future CPP recipients.  These limits are in addition to those previously imposed by the Treasury under the Emergency Economic Stabilization Act of 2008 (the “EESA”).  The Treasury released an interim final rule (the “IFR”) on TARP standards for compensation and corporate governance on June 10, 2009, which implemented and further expanded the limitations and restrictions imposed by EESA and ARRA.  The IFR applies to the Company as of the date of publication in the Federal Register on June 15, 2009, but was subject to comment which ended on August 14, 2009.  The Treasury has not yet published a final version of the IFR.

As a result of the Company's participation in the CPP, the restrictions and standards established under EESA and ARRA are applicable to the Company.  Neither the ARRA nor the EESA restrictions shall apply to any CPP recipient, including the Company, at such time that the federal government no longer holds any of the Company's Series A Preferred Stock.